Deferred Costs	12 Months Ended
Dec. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deferred Costs
5.	DEFERRED COSTS

Deferred costs primarily consist of the incremental sales commission and service fee relating to obtaining of customers contract which is expected to be recovered and is capitalized pursuant to ASC340-40. The capitalized sales commission is amortized in the same manner the related revenue being recognized.

The movements of deferred costs for the years ended December 31, 2020 and 2021 are as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Beginning balances (current and non-current)	449,069	328,386
Additions	214,181	55,831
Amortizations	(334,864)	(185,710)
Accumulated impairments	(134)	(134)
Ending balances (current and non-current)	328,252	198,373
Deferred costs, current	158,092	89,353
Deferred costs, non-current	170,160	109,020